Provisions	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Provisions
7. Provisions

	As at December 31
	2022	2021
Decommissioning liability	$182.3	$121.6
Office lease provision	17.5	25.6
Total	$199.8	$147.2

Current portion	$34.1	$23.4
Non-current portion	$165.7	$123.8
Decommissioning liability

The decommissioning liability is based on the present value of Obsidian Energy’s net share of estimated future costs of obligations to abandon and reclaim all our wells, facilities and pipelines. These estimates were made by management using information obtained from government estimates, internal analysis and external consultants assuming current costs, technology and enacted legislation.
At December 31, 2022, the decommissioning liability was determined by applying an inflation factor of 2.0 percent (December 31, 2021 - 2.0 percent) and the inflated amount was discounted using a credit-adjusted rate of 10.0 percent (December 31, 2021 – 9.0 percent) over the expected useful life of the underlying assets, currently extending over 50 years into the future. At December 31, 2022, the total decommissioning liability on an undiscounted, uninflated basis was $582.7 million (December 31, 2021 - $594.6 million).
Changes to the decommissioning liability were as follows:

	Year ended December 31
	2022	2021
Balance, beginning of year	$121.6	$70.5
Net liabilities added (1)	0.3	0.1
Acquisition	-	2.1
Increase due to changes in estimates	83.3	62.2
Liabilities settled	(18.8)	(8.1)
Government decommissioning assistance	(15.7)	(11.0)
Accretion charges	11.6	5.8
Balance, end of year	$182.3	$121.6
Current portion	$25.4	$14.5
Non-current portion	$156.9	$107.1

(1)	Includes additions from drilling activity, facility capital spending and disposals related to net property dispositions.
In August 2022, the Alberta Energy Regulator announced a further increase in the minimum mandatory spending requirement for all oil and gas companies’ inactive decommissioning liabilities starting in 2023. The AER spending requirements largely contributed to the Company’s increase due to changes in estimates in our decommissioning liability.
Office lease provision
The office lease provision represents the net present value of non-lease
components on future office lease payments. The office lease provision was determined by applying an asset specific credit-adjusted discount rate of 6.5 percent (December 31, 2021– 6.5 percent) over the remaining life of the lease contracts, extending into 2025.
Changes to the office lease provision were as follows:

	Year ended December 31
	2022	2021
Balance, beginning of year	$25.6	$33.5
Decrease due to changes in estimates	(0.3)	(0.7)
Settlements	(9.2)	(9.1)
Accretion charges	1.4	1.9
Balance, end of year	$17.5	$25.6

Current portion	$8.7	$8.9
Non-current portion	$8.8	$16.7